Consolidated Statements of Changes in Equity (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of Stockholders' Equity [Abstract]
Cash dividends, per share	$ 0.2	$ 0.17	$ 0.18